Intangible Assets, Net	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

As of September 30, 2022 and 2023, intangible assets, net consisted of the following:

	As of September 30,
	2022	2023
Patents	$-	$2,354,460
Software	-	614,206
Subtotal	-	2,968,666
Accumulated amortization	-	(395,822)
Intangible assets, net	$-	$2,572,844

Intangible assets including patents and software copyright which were considered as important underlying assets in the business acquisition of Changzhou Sixun (Note 3), and were identified and recognized based on a formal valuation report issued by the independent third-party valuation specialist.

For the year ended September 30, 2023, amortization of intangible assets was $409,442.

The following is a schedule, by fiscal years, of amortization of intangible asset as of September 30, 2023:

Years ending September 30,	Amount
2024	$614,163
2025	614,163
2026	614,163
2027	614,163
2028	116,192
Total	$2,572,844